Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2024
Management of Financial Risks
Schedule of foreign exchange rates

	2024 rates		2023 rates		2022 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.78850	4.00670	3.97763	3.98960	3.78240	3.53440
AUD	1.67720	1.63971	1.62033	1.63002	1.57630	1.51430
USD	1.03890	1.08238	1.10377	1.08242	1.07270	1.05170

Schedule of change in foreign exchange rate

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2024	5%	(32)	(79)	(20)	(191)	(156)	(431)
	-5%	35	87	22	211	173	477
2023	5%	(27)	—	(33)	(130)	(54)	(319)
	-5%	30	—	36	143	59	352
2022	5%	(20)	(54)	(73)	(108)	(59)	(292)
	-5%	23	60	80	120	65	322

Schedule of contractual undiscounted maturities of financial liabilities

	As at December 31
	2024			2023
	Lease	Financial	Trade &	Lease	Financial	Trade &
(in EUR 000)	Liability	Debt	Other Liabilities	Liability	Debt	Other Liabilities
Less than 1 year	1,235	801	15,392	990	378	11,240
1 - 5 years	2,221	21,080	963	2,729	8,488	—
5+ years	620	7,042	—	748	4,608	—
Total	4,076	28,923	16,355	4,467	13,474	11,240

Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2024	2023	2024	2023
Financial Assets
Other long-term receivables (level 3)	395	167	395	167
Prepayment option (level 3)	112	—	112	—
Trade and other receivables (level 3)	4,293	3,246	4,293	3,246
Foreign currency swaps (level 2)	—	343	—	343
Other current assets (level 3)	739	661	739	661
Cash and cash equivalents (level 1)	34,186	21,610	34,186	21,610
Financial Assets (level 2)	51,369	36,138	51,369	36,138

Financial liabilities
Financial liabilities (level 3)	—	63	—	60
Loan facility agreement (level 3)	6,898	—	7,151	—
Synthetic warrants (level 3)	3,204	—	3,204	—
Foreign currency swaps (level 2)	353	90	353	90
Recoverable cash advances (level 3)	8,871	8,674	8,871	8,674
Trade and other liabilities (level 1 and 3)	15,193	10,234	15,193	10,234